Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components

5. Balance Sheet Components

Inventories

Inventories consist of the following (in thousands):

	September 30, 2020	December 31, 2019
Raw materials	$6,163	$1,143
Work in process	2,758	842
Finished goods	2,889	2,611

Total inventories	$11,810	$4,596

Other Assets

Other assets consist of the following (in thousands):

	September 30, 2020	December 31, 2019
Prepaid insurance, noncurrent	$1,878	$—
Deposits	99	82

Total other assets	$1,977	$82

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	September 30, 2020	December 31, 2019
Accrued inventory	$4,560	$798
Accrued research and development expenses	212	421
Accrued professional services	2,784	553
Others	1,403	1,137

Total accrued expenses and other current liabilities	$8,959	$2,909

Accrued Warranty Liability

The change in accrued warranty liability is presented in the following table (in thousands):

	September 30, 2020	December 31, 2019
Balance at the beginning of the period	$1,702	$293
Additions charge to cost of product revenue	3,808	2,578
Consumption	(2,252)	(1,169)

Balance at the end of the period	$3,258	$1,702

5. Balance Sheet Components

Inventories

Inventories consist of the following (in thousands):

	December 31,
	2018	2019
Raw material	$846	$1,143
Work-in-process	1,728	842
Finished goods	448	2,611

	$3,022	$4,596

Property and Equipment, net

Property and equipment, net consist of the following (in thousands):

	December 31,
	2018	2019
Computers and software	$1,137	$1,857
Dialysis equipment	1,038	3,904
Machinery and equipment	991	761
Production tooling	871	2,782
Furniture and fixtures	487	1,087
Leasehold improvements	174	174

Total property and equipment	4,698	10,565
Less: Accumulated depreciation and amortization	(2,223)	(2,670)

Property and equipment, net	$2,475	$7,895

Total depreciation and amortization expense for the years ended December 31, 2018 and 2019 was $1.1 million and $1.5 million, respectively.

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2018	2019
Accrued inventory	$299	$798
Accrued research and development expenses	236	421
Accrued professional services	179	553
Operating lease liabilities	505	—
Other	1,222	1,137

	$2,441	$2,909

Accrued Warranty Liability

The change in accrued warranty liability is presented in the following table (in thousands):

	Years Ended December 31,
	2018	2019
Balance at beginning of the year	$736	$293
Provision for warranty liability made during the year	341	2,578
Consumption during the year	(784)	(1,169)

Balance at end of the year	$293	$1,702